Cover Cover	Nov. 15, 2021	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	ALTISOURCE ASSET MANAGEMENT CORPORATION
Entity Incorporation, State or Country Code	VI
Entity File Number	001-36063
Entity Tax Identification Number	66-0783125
Entity Address, Address Line One	5100 Tamarind Reef
Entity Address, City or Town	Christiansted
Entity Address, Country	VI
Entity Address, Postal Zip Code	00820
City Area Code	704
Local Phone Number	275-9113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AAMC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key		0001555074
Amendment Flag		false